RELATED PARTY TRANSACTIONS (Details) shares in Millions		12 Months Ended
	Mar. 30, 2020 USD ($) agreement	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 29, 2020 USD ($) shares
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter		0.3125%
Asset management fee, percent		1.25%
Credit facility, maximum borrowing capacity		$ 1,000,000,000
Due from Brookfield Infrastructure		1,093,000,000	$ 0
Repayment from Brookfield Infrastructure		15,000,000	0	$ 0
Partnership units exchange requests		1,000,000
Repayment of borrowings		887,000,000
Exchangeable shares Issued, for settlement of payable		547,000,000
Equivalent demand loan payable, related party		260,000,000
Interest expense, related party transactions		32,000,000	39,000,000
Amounts payable, related party transactions		5,000,000	2,000,000
Amounts receivable, related party transactions		20,000,000	7,000,000
Secondary offering, shares issued (in shares) | shares					5.0
Secondary offering, proceeds					$ 305,000,000
Percentage of issued and outstanding exchangeable shares held by Brookfield	29.60%
Senior Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Number of credit agreements | agreement	2
Borrowings maturity, term	10 years
Credit facility, maximum borrowing capacity	$ 1,000,000,000
Subsidiary and corporate borrowings		0	0
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Demand deposit receivable, related party		$ 1,114,000,000
Amounts payable, related party transactions, interest rate		0.20%
Repayment of borrowings		$ 129,000,000
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter		0.3125%
Asset management fee, percent		1.25%
Services received, related party transactions		$ 45,000,000	30,000,000	30,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions		0	0	0
Revenue from rendering of services, related party transactions		$ 1,000,000	$ 1,000,000	$ 2,000,000